Segment disclosures (Disclosure of operating segments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	$ 10,436,177	$ 10,794,933
Non-current, non-financial assets	8,014,991	6,401,819
Loss
Loss	(9,325,226)	(3,145,139)
Real Estate [Member]
Assets
Total assets	1,851,487	701,983
Non-current, non-financial assets	1,851,487	701,983
Loss
Loss	(294,282)	(251,275)
Renewable Energy [Member]
Assets
Total assets	6,163,504	5,699,836
Non-current, non-financial assets	6,163,504	5,699,836
Loss
Loss	(2,063)	(89,000)
Corporate [Member]
Assets
Total assets	2,421,420	4,393,114
Non-current, non-financial assets	0	0
Loss
Loss	$ (9,028,881)	$ (2,804,864)